CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Activities
Net income	$ 700	$ 72	$ 606
Adjusted for the following items:
Earnings from investments in associates, net of distributions received	(4)	0	23
Depreciation and amortization expense	668	775	365
Mark-to-market and other	(358)	323	73
Remeasurement of shares classified as financial liability	441	477	(34)
Deferred income tax expense	6	9	20
Changes in non-cash working capital, net	155	87	6
Cash from operating activities	1,608	1,743	1,059
Investing Activities
Acquisition of subsidiaries, net of cash acquired	(98)	0	(3,086)
Disposal of subsidiaries, net of cash disposed	431	0	0
Disposal of investments in associates	426	0	435
Purchase of long-lived assets	(1,606)	(1,403)	(594)
Disposal of long-lived assets	213	315	75
Purchase of financial assets	(35)	0	(57)
Sale of financial assets	37	0	53
Other investing activities	20	(22)	0
Cash used by investing activities	(612)	(1,110)	(3,174)
Financing Activities
Distributions to non-controlling interests	(599)	(788)	(458)
Capital provided (to) by non-controlling interest	(488)	(1,058)	2,911
Proceeds from non-recourse borrowings	2,887	7,763	1,313
Repayment of non-recourse borrowings	(2,869)	(5,628)	(1,136)
Loans and repayments from Brookfield Infrastructure	266	115	1,057
Loans and repayments to Brookfield Infrastructure	(497)	(781)	(1,472)
Exchangeable shares issued, net of costs	38	0	0
Issuance of class B Shares	0	1	0
Other financing activities	(29)	(52)	(32)
Cash (used by) from financing activities	(1,291)	(428)	2,183
Cash and cash equivalents
Change during the year	(295)	205	68
Impact of foreign exchange on cash	52	(70)	26
Balance, beginning of year	674	539	445
Balance, end of year	$ 431	$ 674	$ 539